Retirement Plan (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Retirement Plan [Abstract]
Employer contributions	$ 64,671	$ 0	$ 64,671	$ 0